SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Options Issued, Options outstanding, beginning balance	2,415,000	2,585,000	2,360,000
Weighted-Average Exercise Price, Options outstanding beginning balance	$ 1.27	$ 1.23	$ 1.00
Options Issued, Granted		50,000	300,000
Weighted-Average Exercise Price, Granted		$ 3.00	$ 3.00
Options Issued, Canceled
Weighted-Average Exercise Price, Canceled
Options Issued, Forfeited		(50,000)	(75,000)
Weighted-Average Exercise Price, Forfeited			$ 1.00
Options Issued, Exercised		(170,000)
Weighted-Average Exercise Price, Exercised		$ 1.24
Options Issued, Options outstanding, ending balance	2,415,000	2,415,000	2,585,000
Weighted-Average Exercise Price, Options outstanding ending balance	$ 1.27	$ 1.27	$ 1.23
Options Issued, Forfeited		50,000	75,000
Options Issued, Exercised		170,000